T. ROWE PRICE European Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group  84,959 13,821
Total Austria (Cost $3,313) 13,821
BELGIUM 1.4%
Common Stocks 1.4%
Warehouses De Pauw  455,012 12,893
Total Belgium (Cost $9,074) 12,893
CZECH REPUBLIC 0.2%
Common Stocks 0.2%
CSG (EUR) (1) 47,842 1,733
Total Czech Republic (Cost $1,406) 1,733
DENMARK 3.6%
Common Stocks 3.6%
Coloplast, Class B  132,991 11,337
Novo Nordisk, Class B  227,680 13,520
Orsted (1) 376,453 8,468
Total Denmark (Cost $35,766) 33,325
FINLAND 2.0%
Common Stocks 2.0%
Kojamo (1) 845,904 9,565
Stora Enso, Class R  729,598 8,399
Total Finland (Cost $16,066) 17,964
FRANCE 12.3%
Common Stocks 12.3%
Airbus  116,736 26,727
Edenred  275,012 5,760
Sartorius Stedim Biotech  56,009 12,516
Schneider Electric  72,087 20,668

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Societe Generale  200,610 17,579
SPIE  249,069 13,648
TotalEnergies  221,098 16,080
Total France (Cost $85,132) 112,978
GERMANY 17.5%
Common Stocks 17.5%
adidas  104,953 18,609
Beiersdorf  84,079 10,029
Daimler Truck Holding (2) 298,816 14,468
Deutsche Telekom  468,381 15,718
Infineon Technologies  326,265 15,949
Merck  83,125 12,385
Rheinmetall  3,899 8,261
SAP  130,199 26,010
Siemens  96,306 29,116
Springer Nature  229,744 4,784
Symrise  64,903 5,464
Total Germany (Cost $124,590) 160,793
IRELAND 1.4%
Common Stocks 1.4%
Kingspan Group  141,568 12,327
Total Ireland (Cost $10,846) 12,327
ITALY 4.2%
Common Stocks 4.2%
Amplifon  511,109 8,240
Ferrari  50,094 16,709
PRADA (HKD)  1,697,400 8,678
Prysmian  44,092 5,222
Total Italy (Cost $45,065) 38,849
NETHERLANDS 9.1%
Common Stocks 9.1%
Adyen (1) 9,701 14,385
ASML Holding  21,664 31,064
CVC Capital Partners  672,894 11,955

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Universal Music Group  661,250 16,212
Wolters Kluwer  108,197 10,160
Total Netherlands (Cost $61,804) 83,776
NORWAY 1.1%
Common Stocks 1.1%
DNB Bank  360,613 10,340
Total Norway (Cost $6,780) 10,340
POLAND 1.4%
Common Stocks 1.4%
Bank Polska Kasa Opieki  208,699 12,693
Total Poland (Cost $11,142) 12,693
PORTUGAL 2.7%
Common Stocks 2.7%
Galp Energia  483,121 9,613
Jeronimo Martins  623,721 14,708
Total Portugal (Cost $18,246) 24,321
SLOVENIA 1.5%
Common Stocks 1.5%
Nova Ljubljanska Banka, GDR  316,313 13,773
Total Slovenia (Cost $9,148) 13,773
SPAIN 4.9%
Common Stocks 4.9%
Amadeus IT Group  211,791 14,200
Banco Bilbao Vizcaya Argentaria  863,329 21,915
Linea Directa Aseguradora Cia de Seguros y Reaseguros  6,236,912 8,698
Total Spain (Cost $36,650) 44,813
SWEDEN 3.7%
Common Stocks 3.7%
Assa Abloy, Class B  268,179 10,843

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Sandvik  410,627 16,214
Swedbank, Class A  179,546 6,981
Total Sweden (Cost $20,149) 34,038
SWITZERLAND 7.1%
Common Stocks 7.1%
Cie Financiere Richemont, Class A  23,740 4,608
Nestle  193,592 18,474
Partners Group Holding (2) 8,122 11,075
Roche Holding  27,168 12,354
Sonova Holding  26,506 7,254
Straumann Holding (2) 97,242 11,695
Total Switzerland (Cost $57,271) 65,460
UNITED KINGDOM 22.9%
Common Stocks 22.9%
ARM Holdings, ADR (USD) (1) 38,300 4,035
AstraZeneca  177,268 33,028
Aviva  1,594,823 13,904
Barclays  2,256,695 15,061
Bunzl  125,079 3,508
Experian  113,776 4,309
Informa  798,784 9,640
Lloyds Banking Group  10,712,436 15,996
Marks & Spencer Group  2,039,440 10,228
National Grid  545,399 9,266
Segro  1,221,657 12,728
Shell (EUR)  647,160 24,933
Standard Chartered  773,484 19,791
Unilever  373,194 25,388
Wise, Class A (1) 657,353 8,478
Total United Kingdom (Cost $153,495) 210,293
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 5,791,506 5,792
Total Short-Term Investments (Cost $5,792) 5,792

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 11,107,118 11,107
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 11,107
Total Securities Lending Collateral (Cost $11,107) 11,107
Total Investments in Securities  100.3%
(Cost $722,842) $ 921,089
Other Assets Less Liabilities (0.3)% (3,135)
Net Assets 100.0% $ 917,954
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 26++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 26+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 8,840  ¤  ¤ $ 5,792
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 11,107
Total $ 16,899^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,899.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The European Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE European Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE European Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F79-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,035 $ 900,155 $ — $ 904,190
Short-Term Investments 5,792 — — 5,792
Securities Lending Collateral 11,107 — — 11,107
Total $ 20,934 $ 900,155 $ — $ 921,089